Retirement Benefit Plans - Total Defined Benefit Plan Amount Charged to Income Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [abstract]
Net interest income	£ (54)	£ (31)	£ (5)
Current service cost	13	30	38
Past service and GMP costs	1	0	0
Past service curtailment costs	0	0	5
Administration costs	7	9	8
Total	£ (33)	£ 8	£ 46